7. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of continuity of finder's options

The continuity of finder’s options for the year ended December 31, 2018 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
July 14, 2018	$0.10	99,000	-	-	(99,000)	-
July 4, 2019(1)	$0.10	411,250	-	-	-	411,250
Outstanding		510,250	-	-	(99,000)	411,250
Weighted average exercise price		$0.10	$Nil	$Nil	$0.10	$0.10